Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management and Strategy

We maintain a cybersecurity risk management program designed to identify, assess, manage, and mitigate cybersecurity risks that may affect our information systems, data, operations, and business objectives.

These measures are designed to protect the confidentiality, integrity, and availability of our information systems and data.

Our cybersecurity program includes a range of administrative, technical, and organizational safeguards designed to detect and mitigate cybersecurity threats.

These processes include, but are not limited to, periodic cybersecurity risk assessments, vulnerability management activities, and the implementation of controls intended to protect our technology infrastructure and information assets.

Our cybersecurity practices take guidance from the National Institute of Standards and Technology (NIST) Cybersecurity Framework and other relevant industry standards, where appropriate.

We conduct periodic security testing activities, which may include vulnerability assessments, penetration testing, and other security reviews designed to evaluate the effectiveness of our cybersecurity controls and identify potential areas for improvement.

In addition, we provide periodic cybersecurity awareness and training programs to employees to promote responsible security practices and support our cybersecurity risk management efforts.

To date, we have not identified any cybersecurity incidents that have materially affected, or are reasonably likely to materially affect, our business strategy, results of operations, or financial condition. However, despite our proactive and extensive efforts to manage cybersecurity risks, we may not be successful in preventing or mitigating a cybersecurity incident that could have a material adverse effect on us.

Third-Party Cybersecurity Risk Management

We maintain processes designed to identify and manage cybersecurity risks associated with third-party service providers and vendors that may have access to our information systems or sensitive data.

These processes may include vendor risk assessments, due diligence reviews, contractual cybersecurity requirements, and ongoing monitoring of certain third-party cybersecurity practices.

These measures are intended to help mitigate cybersecurity risks arising from our use of external vendors, service providers, and other business partners.

Cybersecurity Incident Detection and Response

We maintain policies, processes, and procedures designed to detect, respond to, and recover from cybersecurity incidents.

Our incident response processes include mechanisms for identifying potential cybersecurity incidents, escalating incidents internally, and coordinating response efforts among relevant functions, including information security, information technology, legal, compliance, and executive management.

If required, we may engage external cybersecurity experts, consultants, or legal advisors to assist in investigating, responding to, and remediating cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We maintain a cybersecurity risk management program designed to identify, assess, manage, and mitigate cybersecurity risks that may affect our information systems, data, operations, and business objectives.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not identified any cybersecurity incidents that have materially affected
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

Board of Directors Oversight

Our Board of Directors oversees cybersecurity risk as part of its broader oversight of the Company’s risk management framework.

The Board receives periodic updates from management regarding cybersecurity matters, including the evolving threat landscape, key cybersecurity initiatives, and significant cybersecurity incidents.

Management’s Role and Expertise

Our management team is responsible for the day-to-day management of cybersecurity risks and the implementation of our cybersecurity program. Our Chief Information Officer is primarily responsible for assessing and managing material cybersecurity risks and incidents. The Chief Information Officer meets regularly with our IT and business operations teams to review cybersecurity performance metrics, identify significant cybersecurity risks, and assess the effectiveness of our cybersecurity programs and initiatives.

Cybersecurity matters and updates are reported to the Board or relevant Board committees.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors oversees cybersecurity risk as part of its broader oversight of the Company’s risk management framework.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true